Fair Value of Financial Instruments and Risk Management - Risk Management - Additional Information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Nov. 22, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Unrealized (loss) gain on cash flow hedges, net of tax	$ (4)	$ 12
Unrealized (loss) gain on cash flow hedges, before tax	(5)	17
Amount reclassified, after tax gain (loss)	2	2
Amount reclassified, pre-tax gain (loss)	2	3
Reclassified within next twelve months (less than)	$ 1
Maximum term of hedges (in years)	3 years
Provision for bad debts	$ 57	$ 63		$ 56
Hydro One Holdings Limited [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Maximum public offering amount			$ 3,000
Medium Term Note Program [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Debt instrument unused borrowing capacity	875
Universal Base Shelf Prospectus [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Debt instrument unused borrowing capacity	$ 2,000
Minimum [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Account receivable, period (in days)	60 days	60 days
Aged More Than 60 Days [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Account receivable, percentage	5.00%	4.00%